The Prudential Insurance Company of America            Thomas C. Castano
                                                       Assistant General Counsel
                                                       Law Department


                                                       The Prudential Insurance
                                                       Company of America
                                                       213 Washington Street
                                                       Newark, NJ 07102-2992
                                                       (973) 802-4708
                                                       fax: (973) 802-9560



                                    May 4, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

               Re:  Prudential Variable Appreciable Account
                    (Registration No. 33-61079)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 3 and (ii) that the text of Post-Effective Amendment No. 3 was filed electronically on April 24, 1998. (Accession No. 0000950130-98-002083)



                              By:  /s/
                                   -------------------------------
                                    Thomas C. Castano
                                    Assistant Secretary
                                    The Prudential Insurance Company of America